Retirement benefit plan (Tables)	6 Months Ended
Jun. 30, 2025
Employee Benefits [Abstract]
Schedule of net defined benefit liability
The following table presents net defined benefit liabilities (defined benefit assets) as follows (in thousands):

	June 30, 2025	December 31, 2024
Present value of defined benefit obligations	$2,318	$1,977
Fair value of plan assets	(2,125)	(2,008)
Net defined benefit liabilities (assets)	$193	$(31)